FAIR VALUE MEASUREMENTS	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

Note 8 — Fair Value Measurements

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

March 31, 2021

		Significant	Significant
	Quoted Prices	Other	Other
	in Active	Observable	Unobservable
	Markets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Money market fund	$215,096,106	$—	$—
Liabilities:
Derivative warrant liabilities - Public	$14,297,500	$—	$—
Derivative warrant liabilities - Private	$—	$—	$8,379,000

December 31, 2020

	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S Treasury bills maturing on February 18, 2021	$215,076,225	$—	$—
Liabilities:
Derivative warrant liabilities - Public	$11,287,500	$—	$—
Derivative warrant liabilities - Private	$—	$—	$6,615,000

Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in October 2021, when the Public Warrants were separately listed and traded.

Level 1 instruments include investments in mutual funds invested in government securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

The estimated fair value of warrants issued in connection with the Initial Public Offering and Private Placement were initially estimated using a Binomial Lattice in a risk-neutral framework. For each modeled future price, the warrant payoff is calculated based on the contractual terms (incorporating any optimal early exercise / redemption), and then discounted at the term-matched risk-free rate. Finally, the value of the Warrants is calculated as the probability-weighted present value over all future modeled payoffs.  The fair value of warrants issued in connection with the Company’s Initial Public Offering have subsequently been measured based on the listed market price of such warrants while the fair value of the Private Placement Warrants continue to be estimated using a Binomial Lattice model.

For the three months ended March 31, 2021, the Company recognized a charge to the statement of operations resulting from an increase in the fair value of liabilities of $4.8 million presented as change in fair value of derivative warrant liabilities on the accompanying unaudited condensed consolidated statement of operations.

The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, is determined using Level 3 inputs. Inherent in a Binomial Lattice model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of December 31, 2020	As of March 31, 2021
Volatility	25.8%	26.8%
Stock price	$10.77	$11.59
Risk-free rate	0.43%	0.98%
Dividend yield	0.0%	0.0%

The change in the fair value of the derivative warrant liabilities as classified level 3 for the three months ended March 31, 2021 is summarized as follows:

Level 3 - Derivative warrant liabilities at December 31, 2020	$6,615,000
Change in fair value of derivative warrant liabilities	1,764,000
Level 3 - Derivative warrant liabilities at March 31, 2021	$8,379,000

NOTE 9. FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of December 31, 2020 by level within the fair value hierarchy:

	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$215,076,225	$—	$—
Liabilities:
Derivative warrant liabilities - Public	$11,287,500	$—	$—
Derivative warrant liabilities - Private	$—	$—	$6,615,000

Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in October 2020, when the Public Warrants were separately listed and traded.

The fair value of the Public Warrants issued in connection with the Public Offering and Private Placement Warrants were initially measured at fair value using a Binomial Lattice model and subsequently, the fair value of the Private Placement Warrants have been estimated using a Binomial Lattice model each measurement date. The fair value of Public Warrants issued in connection with the Initial Public Offering have been measured based on the listed market price of such warrants, a Level 1 measurement, since October 2020. For the period ended December 31, 2020, the Company recognized a charge to the statement of operations resulting from an increase in the fair value of liabilities of approximately $1.7 million presented as change in fair value of derivative warrant liabilities on the accompanying statement of operations.

The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, is determined using Level 3 inputs. Inherent in a Binomial Lattice model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the expected volatility of its Class A ordinary share warrants based on the implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s Class A ordinary shares that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at December 31, 2020:

	As of August 20, 2020	As of December 31, 2020
Volatility	45.0%	25.8%
Stock price	n/a	$10.77
Risk-free rate	0.35%	0.43%
Dividend yield	0.0%	0.0%

The change in the fair value of Level 3 fair value measurements for the period from June 24, 2020 (inception) through December 31, 2020 is summarized as follows:

Level 3 Derivative warrant liabilities at June 24, 2020 (inception)	$—
Issuance of Public and Private Warrants	16,197,500
Transfer to Level 1 measurement - Public Warrants	(10,212,500)
Change in fair value of derivative warrant liabilities	630,000
Level 3 Derivative warrant liabilities at December 31, 2020	$6,615,000